Intangible Assets - Summary of Intangible Assets (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Impairment loss	$ 0	$ 3,000	$ 1,000
Patent Rights [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss	$ 0	$ 3,000	$ 1,000